Annual Total Returns[BarChart] - UltraShort Nasdaq-100 ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(23.11%)	(34.81%)	(49.76%)	(34.92%)	(25.45%)	(20.18%)	(44.56%)	(9.56%)	(50.15%)	(70.91%)